Organization and Description of Business (Details) - USD ($)	Apr. 15, 2026	Jan. 10, 2024	Feb. 15, 2023	Oct. 27, 2016	May 26, 2015	Jun. 30, 2026	Jun. 30, 2025	Nov. 30, 2023	Oct. 24, 2023	Jul. 20, 2023	Dec. 20, 2022	Oct. 18, 2022	Mar. 04, 2022	Feb. 16, 2022	Nov. 19, 2020	Nov. 16, 2020	Jan. 07, 2020	Jan. 03, 2020	Dec. 03, 2019	Oct. 29, 2015
Organization and Description of Business [Line Items]
Common stock shares issued (in Shares)																				18,333,333
Common stock shares outstanding (in Shares)																				18,333,333
Price per share (in Dollars per share)										$ 0.28
Price of ownership interest (in Dollars)			$ 130,434
Amount of accumulated deficit interest acquired (in Dollars)														$ 26,993
Description of reverse stock split		On January 10, 2024, the Company’s Board of Directors approved a reverse stock split of its authorized and issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-15, which become legal effective on January 19, 2024. After the reverse stock split, every 15 issued and outstanding shares of the Company’s Common Stock was converted automatically into one share of the Company’s Common Stock without any change in the par value per share. The total number of shares of Common Stock authorized for issuance was then reduced by a corresponding proportion from 375,000,000 shares to 25,000,000 shares of Common Stock. All share amounts have been retroactively restated to reflect the reverse stock split for all periods presented.
Ms. Liu [Member]
Organization and Description of Business [Line Items]
Sale of stock (in Shares)				1,666,667
Zhangxun [Member]
Organization and Description of Business [Line Items]
Price per share (in Dollars per share)											$ 0.15
Zhangxun [Member] | Guohao Century [Member]
Organization and Description of Business [Line Items]
Percentage of fully owned			99.90%
Third Party [Member] | Shuhai Jingwei formed Shuhai [Member]
Organization and Description of Business [Line Items]
Interest acquired						30.00%
Shuhai Jingwei [Member]
Organization and Description of Business [Line Items]
Price per share (in Dollars per share)												$ 0.15
Shuhai Skill (HK) [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																				100.00%
Common stock shares issued (in Shares)						6,666,667
Common stock shares outstanding (in Shares)						6,666,667
Zhixin Liu and father, Fu Liu [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage						82.00%
Common stock shares issued (in Shares)																				15,000,000
Common stock shares outstanding (in Shares)																				15,000,000
Zhixin Liu and father, Fu Liu [Member] | Guohao Century [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage						90.00%
Shuhai Beijing [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																			99.00%
Shuhai Beijing [Member] | Nanjing Fanhan Zhineng Technology Institute Co. Ltd [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																			1.00%
Shuhai Beijing [Member] | Yirui [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage													99.00%
Shuhai Beijing [Member] | Yiying [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage													99.00%
Guozhong Times [Member] | Director [Member]
Organization and Description of Business [Line Items]
Percentage of remaining holders																		51.00%
Guozhong Times [Member] | President [Member]
Organization and Description of Business [Line Items]
Percentage of remaining holders																		49.00%
Guozhong Times [Member] | Digital Technology Co, Ltd [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage									66.00%
Guohao Century [Member] | Director [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																		51.00%
Guohao Century [Member] | President [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																		49.00%
Guozhong Haoze [Member] | Director [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																	51.00%
Guozhong Haoze [Member] | President [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																	16.00%
Guozhong Haoze [Member] | Unrelated Individual [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																	33.00%
Hangzhou Zhangqi Business Management Limited Partnership [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage																99.00%
Hangzhou Shuhai Zhangxun Information Technology Co., Ltd [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage											81.00%				51.00%
Hangzhou Shuhai Zhangxun Information Technology Co., Ltd [Member] | Zhangqi [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage															19.00%
Hangzhou Shuhai Zhangxun Information Technology Co., Ltd [Member] | Zhangxun [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage											30.00%				69.81%
Zhangqi [Member]
Organization and Description of Business [Line Items]
Percentage of remaining holders								1.00%			30.00%
Zhangqi [Member] | Zhangxun [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage			9.00%			10.00%					19.00%
Shenzhen Acoustic MP [Member] | Shuhai Acoustic Effect Technology Co., Ltd [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage						10.00%								99.00%
Third Party [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage									34.00%					1.00%
Shuhai Shenzhen Acoustic Effect [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage														60.00%
Shuhai Shenzhen Acoustic Effect [Member] | Shuhai Jingwei [Member]
Organization and Description of Business [Line Items]
Percentage of fully owned						100.00%
Shuhai Shenzhen Acoustic Effect [Member] | Shenzhen Acoustic MP [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage														10.00%
Shuhai Shenzhen Acoustic Effect [Member] | Third Party [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage														30.00%
Shuhai Shenzhen Acoustic Effect [Member] | Shuhai Jingwei [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage						90.00%						30.00%
Zhixin Liu [Member]
Organization and Description of Business [Line Items]
Ownership interest percentage													1.00%
Class A Ordinary Share [Member]
Organization and Description of Business [Line Items]
Common stock shares issued (in Shares)						12,263,177	8,128,127
Common stock shares outstanding (in Shares)						12,263,177	8,128,127
Class A Ordinary Share [Member] | Datasea Intelligent Technology Ltd. [Member]
Organization and Description of Business [Line Items]
Convertibles share (in Shares)	2,000,000
Class B Ordinary Share [Member]
Organization and Description of Business [Line Items]
Common stock shares issued (in Shares)						4,000,000
Common stock shares outstanding (in Shares)						4,000,000
Class B Ordinary Share [Member] | Datasea Intelligent Technology Ltd. [Member]
Organization and Description of Business [Line Items]
Convertibles share (in Shares)	2,000,000
Common Stock [Member] | Xingzhong Sun [Member]
Organization and Description of Business [Line Items]
Sale of stock (in Shares)					6,666,667
Common stock, par value (in Dollars per share)					$ 0.001